Risk management, funding and liquidity risk and market risk - Non-traded market risk (Details) $ in Millions	12 Months Ended
	Sep. 30, 2023 AUD ($)	Sep. 30, 2022 AUD ($)
Non-traded market risk
Time horizon for modelling of interest rate scenarios	3 years
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.81%	1.40%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 49.5	$ 64.5
Maximum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	2
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.88%	1.67%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 68.4	$ 81.0
Minimum
Non-traded market risk
Variance from current market yield used in modelling interest rate scenarios	1
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.82%	(1.90%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 45.7	$ 53.7
Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.42%	(1.01%)
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 55.8	$ 66.4
Parent Entity
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.47%	1.27%
Value at Risk - IRRBB
Value at Risk - IRBBB	$ 49.0	$ 62.0
Parent Entity | Maximum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.67%	1.53%
Parent Entity | Minimum
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	0.49%	(2.03%)
Parent Entity | Average
Net interest income-at-risk (NaR)
Net interest income-at-risk (as a percent)	1.20%	(0.71%)